Segmented Information	12 Months Ended
Dec. 31, 2019
Segmented Information [abstract]
Segmented Information

29.   Segmented Information

The following summary describes the operations of each reportable segment:

•	Bateas – operates the Caylloma silver, lead and zinc mine
•	Cuzcatlan – operates the San Jose silver-gold mine
•	Mansfield – construction of the Lindero mine
•	Corporate – corporate stewardship

	Year ended December 31, 2019
	Corporate	Bateas	Cuzcatlan	Mansfield	Total
Revenues from external customers	$-	$72,882	$184,305	$-	$257,187
Cost of sales before depreciation and depletion	-	(44,829)	(83,419)	-	(128,248)
Depreciation and depletion in cost of sales	-	(13,621)	(30,737)	-	(44,358)
General, and administration	(17,438)	(4,569)	(7,798)	-	(29,805)
Other expenses	(4,402)	(664)	(1,928)	(13,588)	(20,582)
Finance items	(80)	(1,552)	385	11,024	9,777
Segment (loss) profit before taxes	(21,920)	7,647	60,808	(2,564)	43,971
Income taxes	(511)	(2,761)	(18,032)	1,129	(20,175)
Segment (loss) profit after taxes	$(22,431)	$4,886	$42,776	$(1,435)	$23,796

	Year ended December 31, 2018
	Corporate	Bateas	Cuzcatlan	Mansfield	Total
Revenues from external customers	$-	$87,449	$175,847	$-	$263,296
Cost of sales before depreciation and depletion	-	(48,035)	(74,217)	-	(122,252)
Depreciation and depletion in cost of sales	-	(12,222)	(32,251)	-	(44,473)
General, and administration	(14,692)	(3,973)	(7,524)	-	(26,189)
Other income (expenses)	(411)	(311)	(3,938)	(4,136)	(8,796)
Finance items	(1,172)	6,263	1,111	(448)	5,754
Segment (loss) profit before taxes	(16,275)	29,171	59,028	(4,584)	67,340
Income taxes	(3,168)	(10,628)	(18,544)	(1,010)	(33,350)
Segment (loss) profit after taxes	$(19,443)	$18,543	$40,484	$(5,594)	$33,990

	December 31, 2019
	Corporate	Bateas	Cuzcatlan	Mansfield	Total
Total assets	$60,134	$116,501	$252,100	$507,330	$936,065
Total liabilities	$162,210	$36,747	$42,264	$59,418	$300,639
Capital expenditures	$1,333	$11,845	$14,046	$211,413	$238,637

	December 31, 2018
	Corporate	Bateas	Cuzcatlan	Mansfield	Total
Total assets	$31,739	$174,985	$286,621	$293,172	$786,517
Total liabilities	$84,575	$35,568	$38,220	$25,350	$183,713
Capital expenditures	$1,448	$16,400	$16,224	$83,335	$117,407